Note 24 - Financial Instruments and Related Risk Management (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2018	May 10, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Current value added tax receivables	$ 59,665		$ 14,984
Value added tax receivables, recovered outstanding amount	4,500
Working capital	108,100		$ 116,300
Available liquidity	163,200
Available liquidity, undrawn revolving credit facility	$ 55,000
Market risk [member]
Statement Line Items [Line Items]
Interest Rate Risk Sensitivity	0.25%
Primero Mining Corp. [member]
Statement Line Items [Line Items]
Current value added tax receivables		$ 33,000